 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 26, 1996

                                                SECURITIES ACT FILE NO. 33-54005
                                        INVESTMENT COMPANY ACT FILE NO. 811-7183

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             [X]
                          PRE-EFFECTIVE AMENDMENT NO.
                                                                             [_]
                                                                             [X]
                      POST-EFFECTIVE AMENDMENT NO. 5
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]

                              AMENDMENT NO. 7                                [X]
                        (Check appropriate box or boxes)

                     MERRILL LYNCH ASSET GROWTH FUND, INC.
          (formerly Merrill Lynch Asset Allocation Growth Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)
              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
               (Address of Principal Executive Office) (Zip Code)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
                     MERRILL LYNCH ASSET GROWTH FUND, INC.
                800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
       MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)
                               ----------------

                                   Copies to:

        COUNSEL FOR THE COMPANY:                PHILIP L. KIRSTEIN, ESQ.
      LEONARD B. MACKEY, JR., ESQ.                MERRILL LYNCH ASSET
            ROGERS & WELLS                             MANAGEMENT
            200 PARK AVENUE                          P.O. BOX 9011
       NEW YORK, NEW YORK 10166                PRINCETON, N.J. 08543-9011
                               ----------------
            IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                  [X] immediately upon filing pursuant to paragraph (b)

                  [_] on (date) pursuant to paragraph (b)

                  [_] 60 days after filing pursuant to paragraph (a)(1)

                  [_] on (date) pursuant to paragraph (a)(1)

                  [_] 75 days after filing pursuant to paragraph (a)(2)

                  [_] on (date) pursuant to paragraph (a)(2) of rule 485.

            IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ----------------

  THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS D SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON OCTOBER 23, 1996.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PART A.  ITEM NOS. 1-9

  There is hereby incorporated by reference the information contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1996 (File Nos. 33-54005 and 811-7183).

PART B.  ITEM NOS. 10-23

  There is hereby incorporated by reference the information contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1996 (File Nos. 33-54005 and 811-7183).

PART C

  Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                               ----------------

  This post-effective amendment consists of this page, Part C of this Registration Statement and a signature page.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)FINANCIAL STATEMENTS:

  Contained in Part A:

  Financial Highlights for the year ended August 31, 1996 and for the period September 2, 1994 (commencement of operations) to August 31, 1995 for Class A and Class B shares and for the period October 21, 1994 (commencement of operations) to August 31, 1995 for Class C and Class D shares.

  Contained in Part B:

  Schedule of Investments as of August 31, 1996.

  Statement of Assets and Liabilities as of August 31, 1996.

  Statement of Operations for the year ended August 31, 1996.

  Statements of Changes in Net Assets for the year ended August 31, 1996 and for the period September 2, 1994 (commencement of operations) to August 31, 1996.

  Financial Highlights for the year ended August 31, 1996 and for the period September 2, 1994 (commencement of operations) to August 31, 1995 for Class A and Class B shares and for the period October 21, 1994 (commencement of operations) to August 31, 1995 for Class C and Class D shares.

(B)EXHIBITS:


 EXHIBIT
 NUMBER
 -------
   1(a)  --Articles of Incorporation of the Registrant as amended.*
    (b)  --Articles Supplementary to Articles of Incorporation.***
   2     --By-Laws of the Registrant, as amended.*
   3     --None.
   4     --Copies of instruments defining the rights of shareholders, including the relevant portions of the Articles of Incorporation, as amended, and By-Laws of Registrant.(a)
   5     --Form of Management Agreement between Registrant and Merrill Lynch
          Asset Management, L.P.*
   6(a)  --Form of Amended Class A Shares Distribution Agreement between
          Registrant and Merrill Lynch Funds Distributor, Inc.**
    (b)  --Form of Class B Shares Distribution Agreement between Registrant and
          Merrill Lynch Funds Distributor, Inc.*
    (c)  --Form of Class C Shares Distribution Agreement between Registrant and
          Merrill Lynch Funds Distributor, Inc.**
    (d)  --Form of Class D Shares Distribution Agreement between Registrant and
          Merrill Lynch Funds Distributor, Inc.**
   7     --None.
   8     --Form of Custodian Agreement between Registrant and The Chase
          Manhattan Bank, N.A.*
   9(a)  --Form of Transfer Agency, Dividend Disbursing Agency and Shareholder
          Servicing Agency Agreement between Registrant and Financial Data
          Services, Inc.*
    (b)  --Form of Agreement between Merrill Lynch & Co., Inc. and the
          Registrant relating to use by Registrant of Merrill Lynch name.*
  10     --Opinion and consent of Rogers & Wells.*
         --Opinion and consent of Galland, Kharasch, Morse & Garfinkle, P.C.*
  11     --Consent of Deloitte & Touche llp, independent auditors for the
          Registrant.****
  12     --None.
  13(a)  --Certificate of Merrill Lynch Asset Management, L.P. relating to
          Class A and Class B shares.*
    (b)  --Certificate of Merrill Lynch Asset Management, L.P. relating to
          Class C and Class D shares.**

 EXHIBIT
 NUMBER
 -------
  14     --None.
  15(a)  --Class B Distribution Plan of the Registrant and Distribution Plan
           Sub-Agreement.*
    (b)  --Class C Distribution Plan of the Registrant and Distribution Plan
           Sub-Agreement.**
    (c)  --Class D Distribution Plan of the Registrant and Distribution Plan
           Sub-Agreement.**
  16     --Schedule for computation of each performance in the quotation provided in the Registration Statement in response to Item 22 (for
           Class A, Class B, Class C and Class D shares).***
  24     --Power of Attorney for Robert S. Salomon, Jr.****
  27(a)  --Financial Data Schedule--Class A shares.****
    (b)  --Financial Data Schedule--Class B Shares.****
    (c)  --Financial Data Schedule--Class C Shares.****
    (d)  --Financial Data Schedule--Class D Shares.****

--------
(a)   Reference is made to Article II (Sections 3 and 4), Article V (Section 3),
      Article IV, Article VI, Article VII and Article IX of the Registrant's Articles of Incorporation, filed as Exhibit (1) to Amendment No. 2 to the Registration Statement; and Article II, Article III (Sections 1, 3, 5, 6 and 17), Article IV (Section 2), Article V (Section 7), Article VI,
      Article VII, Article XII, Article XIII, and Article XIV of the Registrant's By-Laws, as amended, previously filed as Exhibit (2) to Amendment No. 2 to the Registration Statement.

 * Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement.
** Previously filed with Post-Effective Amendment No. 1 to the Registration Statement.
*** Previously filed with Post-Effective Amendment No. 2 to the Registration Statement.
****  Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  The Registrant is not controlled by or under common control with any other person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                                                      NUMBER OF
                                                                                     HOLDERS AT
      TITLE OF CLASS                                                              NOVEMBER 30, 1996
      --------------                                                              -----------------
      Shares of Class A Common Stock, par value $0.10 per share................          104
      Shares of Class B Common Stock, par value $0.10 per share................          819
      Shares of Class C Common Stock, par value $0.10 per share................           99
      Shares of Class D Common Stock, par value $0.10 per share................           43

--------
Note: The number of holders shown in the table above includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27. INDEMNIFICATION.

  Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

  Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

  Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

  In Section 9 of the Class A, Class B and Class C Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  (a) Merrill Lynch Asset Management, L.P., doing business as Merrill Lynch Asset Management (the "Manager"), acts as investment adviser for the following registered investment companies: Convertible Holdings, Inc., Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets

Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Senior Floating Rate Fund, Inc. Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment adviser for the following investment companies: Apex Municipal Fund, Inc., CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Financial Institutions Series Trust, Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., MuniAssets Fund, Inc., The Municipal Fund Accumulation Program, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Manager and FAM is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.

  Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 1991, for his or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the preceding paragraph, and Messrs. Giordano, Harvey, Hewitt, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.

                                                           OTHER SUBSTANTIAL BUSINESS,
                                    POSITION WITH              PROFESSION, VOCATION
             NAME                 INVESTMENT ADVISER              OR EMPLOYMENT
             ----                 ------------------       ---------------------------
 ML&Co. .....................  Limited Partner          Financial Services Holding
                                                        Company; Limited Partner of MLAM.
 Princeton Services, Inc.
  ("Princeton Services").....  General Partner          General Partner of MLAM.

Fund Asset Management,
 Inc. .......................  Limited Partner          Investment Advisory Services

 Arthur Zeikel...............  President and Director   President of MLAM; President and
                                                        Director of Princeton Services;
                                                        Executive Vice President of ML &
                                                        Co. and Merrill Lynch; Director
                                                        of MLFD.
 Terry K. Glenn..............  Executive Vice President Executive Vice President of MLAM;
                               and Director             Executive Vice President and
                                                        Director of Princeton Services;
                                                        President and Director of MLFD;
                                                        Director of Merrill Lynch
                                                        Financial Data Services, Inc.
                                                        ("FDS"); President of Princeton
                                                        Administrators, L.P.
 Robert W. Crook.............  Senior Vice President    Senior Vice President of MLFD
                                                        since 1990; Vice President of
                                                        MLFD from 1978 to 1990 and Vice
                                                        President of Investment Adviser
                                                        from 1981 to 1990.
 Vincent R. Giordano.........  Senior Vice President    Senior Vice President of MLAM;
                                                        Senior Vice President of
                                                        Princeton Services.
 Elizabeth Griffin...........  Senior Vice President    Senior Vice President of MLAM;
                                                        Senior Vice President of
                                                        Princeton Services.
 Norman R. Harvey............  Senior Vice President    Senior Vice President of MLAM;
                                                        Senior Vice President of
                                                        Princeton Services.
 Michael J. Hennewinkel......  Senior Vice President    Senior Vice President of MLAM;
                                                        Senior Vice President of
                                                        Princeton Services.
 N. John Hewitt..............  Senior Vice President    Senior Vice President of MLAM;
                                                        Senior Vice President of
                                                        Princeton Services.
 Philip L. Kirstein..........  Senior Vice President,   Senior Vice President, General
                               General Counsel and      Counsel and Secretary of MLAM;
                               Secretary                Senior Vice President, General
                                                        Counsel, Director and Secretary
                                                        of Princeton Services; Director
                                                        of MLFD.

                                                        OTHER SUBSTANTIAL BUSINESS,
                                   POSITION WITH            PROFESSION, VOCATION
             NAME               INVESTMENT ADVISER             OR EMPLOYMENT
             ----               ------------------      ---------------------------
 Ronald M. Kloss.............  Senior Vice President Senior Vice President and
                               and Controller        Controller of MLAM; Senior Vice
                                                     President and Controller of
                                                     Princeton Services.
 Stephen M.M. Miller.........  Senior Vice President Executive Vice President of
                                                     Princeton Administrators, L.P.;
                                                     Senior Vice President of
                                                     Princeton Services.
 Joseph T. Monagle...........  Senior Vice President Senior Vice President of MLAM;
                                                     Senior Vice President of
                                                     Princeton Services.
 Michael L. Quinn............  Senior Vice President Senior Vice President of FAM;
                                                     Senior Vice President of
                                                     Princeton Services; Managing
                                                     Director and First Vice President
                                                     of Merrill Lynch.
 Richard L. Reller...........  Senior Vice President Senior Vice President of MLAM;
                                                     Senior Vice President of
                                                     Princeton Services.
 Gerald M. Richard...........  Senior Vice President Senior Vice President and
                               and Treasurer         Treasurer of MLAM; Senior Vice
                                                     President and Treasurer of
                                                     Princeton Services; Vice
                                                     President and Treasurer of MLFD.
 Ronald L. Welburn...........  Senior Vice President Senior Vice President of MLAM;
                                                     Senior Vice President of
                                                     Princeton Services.
 Anthony Wiseman.............  Senior Vice President Senior Vice President of MLAM;
                                                     Senior Vice President of
                                                     Princeton Services.

  (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies; Merrill Lynch EuroFund, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch International Equity Fund and Merrill Lynch Short-Term Global Income Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

  Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business profession, vocation or employment of a substantial nature in which each such person has been engaged sine July 1, 1994, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert, Bascand, Glenn, Richard and Yardley are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:

                                                        OTHER SUBSTANTIAL BUSINESS,
                                   POSITION WITH            PROFESSION, VOCATION
             NAME                    MLAM U.K.                 OR EMPLOYMENT
             ----                  -------------        ---------------------------
 Arthur Zeikel...............  Director and Chairman President of the Manager and FAM;
                                                     President and Director of
                                                     Princeton Services, Director of
                                                     MLFD; Executive Vice President of
                                                     ML & Co.

                                                             OTHER SUBSTANTIAL BUSINESS,
                                     POSITION WITH               PROFESSION, VOCATION
            NAME                       MLAM U.K.                    OR EMPLOYMENT
            ----                     -------------           ---------------------------
Alan J. Albert..............  Senior Managing Director    Vice President of the Manager
Terry K. Glenn..............  Director                    Executive Vice President of the
                                                          Manager and FAM; Executive Vice
                                                          President and Director of
                                                          Princeton Services; President and
                                                          Director of MLFD; Director of
                                                          MLFDS; President of Princeton
                                                          Administrators, L.P.
Adrian Holmes...............  Managing Director           Director of Merrill Lynch Global
                                                          Asset Management
Andrew John Bascand.........  Director                    Director of Merrill Lynch Global
                                                          Asset Management
Edward Gobora...............  Director                    Director of Merrill Lynch Global
                                                          Asset Management
Richard Kilbride............  Director                    Managing Director of Merrill
                                                          Lynch Global Asset Management
Robert M. Ryan..............  Director                    Vice President, Institutional
                                                          Marketing Debt and Equity Group,
                                                          Merrill Lynch Capital Markets
                                                          from 1989 to 1994
Gerald M. Richard...........  Senior Vice President       Senior Vice President and
                                                          Treasurer of the Manager and FAM;
                                                          Senior Vice President and
                                                          Treasurer of Princeton Services;
                                                          Vice President and Treasurer of
                                                          MLFD
Stephen J. Yardley..........  Director                    Director of Merrill Lynch Global
                                                          Asset Management
Carol Ann Langham...........  Company Secretary           None
Debra Anne Scarle...........  Assistant Company Secretary None

ITEM 29.   PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant and for each of the investment companies referred to in the first paragraph of Item 28 except Apex Municipal Fund, Inc., CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Convertible Holdings, Inc., The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., The Municipal Fund Accumulation Program, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured

Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Senior High Income Portfolio II, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest Fund, Inc.


  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Brody, Breen, Fatseas, Maguire, Schena and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646.

                                                                  (3)
                                       (2)                  POSITION(S) AND
           (1)              POSITION(S) AND OFFICE(S)          OFFICE(S)
           NAME                     WITH MLFD               WITH REGISTRANT
           ----             -------------------------       ---------------
Terry K. Glenn............ President and Director       Executive Vice President
Arthur Zeikel............. Director                      President and Director
Philip L. Kirstein........ Director                               None
William E. Aldrich........ Senior Vice President                  None
Robert W. Crook........... Senior Vice President                  None
Kevin P. Boman............ Vice President                         None
Michael J. Brady.......... Vice President                         None
William M. Breen.......... Vice President                         None
Mark A. DeSario........... Vice President                         None
James T. Fatseas.......... Vice President                         None
Michelle T. Lau........... Vice President                         None
Debra W. Landsman-Yaros... Vice President                         None
Gerald M. Richard......... Vice President and Treasurer        Treasurer
Salvatore Venezia......... Vice President                         None
William Wasel............. Vice President                         None
Robert Harris............. Secretary                              None

  (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31.  MANAGEMENT SERVICES.

  Other than as set forth under the caption "Management of the Fund--Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management related service contract.

ITEM 32.  UNDERTAKINGS.

  (a) Not applicable.

  (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDMENT TO THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY ON THE 26TH DAY OF DECEMBER, 1996.

                                         MERRILL LYNCH ASSET  GROWTH FUND,
                                         INC.

                                                   /s/ Arthur Zeikel
                                         By __________________________________
                                               (ARTHUR ZEIKEL, PRESIDENT)

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, THIS AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

             SIGNATURE                       TITLE                 DATE

         /s/ Arthur Zeikel            President and
------------------------------------   Director                December 26,
          (ARTHUR ZEIKEL)              (Principal               1996
                                       Executive Officer)

            Joe Grills*               Director
------------------------------------
            (JOE GRILLS)

           Walter Mintz*              Director
------------------------------------
           (WALTER MINTZ)

         Melvin R. Seiden*            Director
------------------------------------
         (MELVIN R. SEIDEN)

      Robert S. Salomon, Jr.*         Director
------------------------------------
      (ROBERT S. SALOMON, JR.)

        Stephen B. Swensrud*          Director
------------------------------------
       (STEPHEN B. SWENSRUD)

         Gerald M. Richard*           Treasurer
------------------------------------   (Principal              December 26,
        (GERALD M. RICHARD)            Financial and            1996
                                       Accounting
                                       Officer)

*By      /s/ Arthur Zeikel
------------------------------------
     (ARTHUR ZEIKEL, PRESIDENT)
                                                               December 26,
                                                                1996

                                       9